RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
Restatement Of Consolidated Financial Statements [Abstract]
Restatement Of Consolidated Financial Statements [Text Block]

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In our 2011 U.S. GAAP Financial Statements, certain comparative information has been restated as follows:

1.       Reversal of reclassifications of securities out of the trading category

During 2010, in accordance with our policy, at that time, regarding transfers of investments between categories, and due to the crisis in the Greek bond markets, we reclassified certain trading securities to available-for-sale and to held-to-maturity at three different dates during the first five months of 2010 (January 1, March 31 and June 1, 2010). Although we are of the opinion that management exercised reasonable judgment in reaching the conclusion that it is possible to effect more than one reclassification in response to the single rare event of the Greek crisis, in 2011, we changed our policy to not allow more than one reclassification in response to a single rare event in line with industry practice in the United States of America (see Note 3). As such, we assessed the impact of reversing the reclassifications made after the initial reclassification in 2010. The reversal of these subsequent reclassifications resulted in a EUR 97.8 million increase of our net loss for the year ended December 31, 2010 including EUR 147.0 thousand related to foreign currency translation adjustment, which we believe is material and as a result, we restated our financial statements for the year ended December 31, 2010 to reverse all reclassifications performed after the initial reclassification in 2010.

2.       Quantification of the bilateral credit value adjustment

As part of our work on the December 31, 2011 financial statements, we have revisited our assumptions and computation methodology relating to the impact on the Group of credit risk on derivatives (for both counterparty and own credit risk). In particular, we have changed our methodology to include the impact of credit risk on derivatives with (i) the Hellenic Republic, and (ii) counterparties with which we had in place CSAs under ISDA agreements that require daily placement of collateral, and the ISDA agreement provides for netting of asset and liability positions in case of default.

This has resulted in the identification of an adjustment of EUR 62.2 million, EUR (136.0) million and EUR 1.8 million in the net income/(loss) for the year ended December 31, 2008, 2009 and 2010, respectively, and an adjustment of EUR 62.2 million, EUR (73.8) million and EUR (71.9) million in total permanent equity. As a result, we restated our financial statements for the years ended December 31, 2009 and 2010, respectively, to record the bilateral CVA.

In addition, we have also made certain reclassifications to prior year amounts in order to conform to current year presentation.

  Until the December 31, 2010 financial statements money market investments have been presented separately on the balance sheet. For the December 31, 2011 financial statements we have concluded to present money market investments in the respective balance sheet line items in accordance with their measurement category, that is trading, available-for-sale and held-to-maturity. As a result, we have amended the presentation of the comparative balance sheet at December 31, 2010 to reclassify the money market investments in the respective balance sheet line items in accordance with their measurement category.

  Until the December 31, 2010 financial statements, other-than-temporary-impairment had been presented within net gains/(losses) on available-for-sale securities in the statement of income and comprehensive income together with net realized gains/(losses) on sales of available-for-sale securities. For the December 31, 2011 financial statements we have concluded to present other-than-temporary-impairment separately from net realized gains/(losses) on sales of available-for-sale securities in the statement of income and comprehensive income. As a result, we have amended the presentation of the comparative statements of income and comprehensive income for the years ended December 31, 2009 and 2010 to present other-than-temporary-impairment separately from net realized gains/(losses) on sales of available-for-sale securities.

The tables below present the impact of the above restatements on the balance sheets as at December 31, 2010 and statements of income and comprehensive income for the years ended December 31, 2009 and 2010.

	As of December 31, 2010
	As reported	Adjustments	Reclassifications	As restated
	(EUR in thousands)
ASSETS
Money market investments	1,180,274	0	-1,180,274	0
Trading assets	774,374	1,062,834	948,114	2,785,322
Derivative assets	1,731,192	-96,922	0	1,634,270
Available-for-sale securities	14,512,870	-1,042,680	218,320	13,688,510
Held-to-maturity securities	3,611,797	-27,352	13,840	3,598,285
Other assets	3,771,924	20,696	0	3,792,620
TOTAL ASSETS	118,815,302	-83,424	0	118,731,878

LIABILITIES AND SHAREHOLDERS’ EQUITY
Derivative liabilities	1,787,351	-4,881	0	1,782,470
Accounts payable, accrued expenses and other liabilities	3,327,044	-1,034	0	3,326,010
Total liabilities	109,997,122	-5,915	0	109,991,207

PERMANENT EQUITY:
NBG shareholders' equity
Accumulated surplus	2,182,661	-160,519	0	2,022,142
Accumulated other comprehensive loss	-3,468,821	83,225	0	-3,385,596
Total NBG shareholders’ equity	7,730,352	-77,294	0	7,653,058
Non-controlling interest	821,846	-215	0	821,631
Total permanent equity	8,552,198	-77,509	0	8,474,689
TOTAL LIABILITIES AND EQUITY	118,815,302	-83,424	0	118,731,878

	Year ended December 31, 2009				Year ended December 31, 2010
	As reported	Adjustments	Reclassifications	As restated	As reported	Adjustments	Reclassifications	As restated
	(EUR in thousands)
Interest Income:
Securities available-for-sale	836,080	0	7,994	844,074	749,990	-63,966	14,938	700,962
Securities held-to-maturity	9,425	0	0	9,425	95,304	-1,218	809	94,895
Trading assets	185,720	0	11,984	197,704	134,356	60,586	34,258	229,200
Other	68,162	0	-19,978	48,184	91,678	0	-50,005	41,673
Total interest income	6,231,380	0	0	6,231,380	6,153,434	-4,598	0	6,148,836
Net interest income before provision for loan losses	3,786,265	0	0	3,786,265	4,088,199	-4,598	0	4,083,601
Net interest income after provision for loan losses	2,787,817	0	0	2,787,817	2,883,204	-4,598	0	2,878,606
Net trading loss	-87,096	-180,035	0	-267,131	-1,085,160	-160,162	0	-1,245,322
Total non-interest income / (loss) excluding gains / (losses) on investment securities	1,727,899	-180,035	0	1,547,864	802,523	-160,162	0	642,361
Net realized gains/(losses) on available-for-sale securities	-8,399	0	358,328	349,929	-23,957	49,419	89497	114,959
Other -Than-Temporary-Impairment (of which nil was recognized in OCI)	0	0	-358,328	-358,328	0	0	-89497	-89,497
Net gains/(losses) on available-for-sale and held- to-maturity securities	-8,399	0	0	-8,399	-23,957	49,419	0	25,462
Total non-interest income / (loss)	1,719,500	-180,035	0	1,539,465	778,566	-110,743	0	667,823
Income / (loss) before income tax	809,905	-180,035	0	629,870	-150,352	-115,341	0	-265,693
Income tax (expense ) / benefit	-220,624	44,038	0	-176,586	-61,634	19,323	0	-42,311
Net income / (loss)	589,281	-135,997	0	453,284	-211,986	-96,018	0	-308,004
Less: Net income attributable to the non-controlling interest	-62,232	0	0	-62,232	-56,075	9,307	0	-46,768
NET INCOME / (LOSS) attributable to NBG shareholders	527,049	-135,997	0	391,052	-268,061	-86,711	0	-354,772

STATEMENT OF COMPREHENSIVE INCOME	Year ended December 31, 2009			Year ended December 31, 2010
	As reported	Adjustments	As restated	As reported	Adjustments	As restated
	(EUR in thousands)
Net income / (loss)	589,281	-135,997	453,284	-211,986	-96,018	-308,004
Other comprehensive income / (loss) net of tax:
Foreign currency translation adjustments	-56,969	0	-56,969	191,150	154	191,304
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period, net of tax	212,057	0	212,057	-2,169,098	130,710	-2,038,388
Less: reclassification adjustment for net (gains)/losses included in net income, net of tax	-274,969	0	-274,969	-55,425	-38,547	-93,972
Total net (losses)/gains on available-for-sale securities	210,581	0	210,581	-2,154,010	92,163	-2,061,847
Total other comprehensive income / (loss), net of tax	177,844	0	177,844	-1,948,255	92,316	-1,855,938
Comprehensive income / (loss)	767,125	-135,997	631,128	-2,160,241	-3,701	-2,163,942
Less: Comprehensive (income) /loss attributable to the non-controlling interest	-60,364	0	-60,364	-59,514	215	-59,299
Comprehensive income / (loss) attributable to NBG shareholders	706,761	-135,997	570,764	-2,219,755	-3,486	-2,223,241
Earnings / (loss) per share
Basic EPS	0.73	-0.20	0.53	-0.45	-0.11	-0.56
Diluted EPS	0.73	-0.20	0.53	-0.45	-0.11	-0.56